Exception Level
Run Date - 1/23/2023
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXX3RJH	XXXXX	XXXXX		Credit	Credit	Resolved	Resolved	XXXXX	Guidelines	* Missing Documentation (Lvl R)
The guidelines, section 16.3 Investor XXXXXX requires when the borrower is a Legal Entity (LLC, Corporation, etc.), all parties owning at least 25% of the entity must sign a Personal Guarantee as well as any party submitting an application for the loan. The operating agreement located on page XXX confirms the borrower owns 50% of XXXXX and a second individual owns 50%. The second individual with 50% ownership did not sign the personal guaranty located on page XXX.
													The lender responded: Attached is an XX Membership Resolution stating that XXXXX holds 100% management rights in the XX, please clear exception.	4.7.2022: Finding resolved.	4.7.2022: Finding resolved.
XXXXX3RJH	XXXXX	XXXXX		Credit	Credit	Resolved	Resolved	XXXXX	Missing Doc	* Missing Doc (Lvl R)
The loan contained statements from XXX Bank, page XX, which reflected an account help in the name of XXX These assets were used for funds to close. The file did not contain any documentation tying the borrower to XXX
													The lender responded: Attached are the bank statements for account #XX which is where the funds to close came from, not #XX. Please clear exception.	4.7.2022: Finding resolved.	4.7.2022: Finding resolved.
XXXXX3RJH	XXXXX	XXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $50,000 equity. The loan amount is $XXXXXX the appraised value is $XXXX, leaving $XXX in equity.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
DSCR ratio of X.XXexceeds the minimum requirement of X.X by .XX points.
$XXX,XXX.XX reserves exceed the minimum required of $X,XXX.XX exceeds the minimum by XXX months over the required minimum.

													The lender provided an UW approved exception form.	4.7.2022 Finding remains EV 2/B	4.7.2022 Finding remains EV 2/B
XXXXXYNRZ	XXXXX	XXXXX		Credit	Credit	Resolved	Resolved	XXXXX	Guidelines	* Missing Documentation (Lvl R)	The guidelines section 16.3 Investor X requires all cash out proceeds must be wired into a Business Account. The file did not include any documentation verifying a business account.		Attached is the wire receipt and bank statment for the business account.	4.15.2022: Resolved	4.15.2022: Resolved
XXXXXYY33	XXXXX			Credit	Doc Issue	Resolved	Resolved	XXXXX	Application Not Signed by All Borrowers	* Application Not Signed by All Borrowers (Lvl R)	The loan application (page 1, xxx) was not signed by the borrower.			5.23.2022: Resolved. The fully executed loan application was provided.	5.23.2022: Resolved. The fully executed loan application was provided.
XXXXXYY33	XXXXX			Credit	Doc Issue	Resolved	Resolved	XXXXX	Application Missing	* Application Missing (Lvl R)	The loan application (page 1, xxx) was not signed by the borrower.		HomeX Response: Please see page XX of loan application with borrower signature. Please clear the condition	5.23.2022: Resolved. The fully executed loan application was provided.	5.23.2022: Resolved. The fully executed loan application was provided.
XXXXX4ITF	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing title commitment and 24 month chain of title.			5.11.2022: Resolved. The lender provided title with the correct loan amount.	5.11.2022: Resolved. The lender provided title with the correct loan amount.
XXXXXWAHR	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	XX/XX/XXXException resolved.		5/XX/2022 Post fund Desk Review supports value.	5.13.2022: Remains. XXXXX did not obtain, please order	5.13.2022: Remains. XXXXX did not obtain, please order
XXXXXWAHR	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Post Close AVM returned a value of $XXXXX which resulted in a variance of XXXX%. Value not supported.		5/XX/2022 Post fund Desk Review supports value.	5.13.2022 Exception resolved.	5.13.2022 Exception resolved.
XXXXXWAHR	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Post Close AVM returned a value of $XXXXX which resulted in a variance of XXXX%. Value not supported.			5.13.2022: Remains. XXXXX did not obtain, please order	5.13.2022: Remains. XXXXX did not obtain, please order
XXXXXWAHR	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a 3rd party valuation to support the Appraisal within 10%.		5/XX/2022 Post fund Desk Review supports value.	5/13/2022 Exception resolved.	5/13/2022 Exception resolved.
XXXXXPLLB	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation within 10% variance for securitization.		05-XX-2022 Received Post Close AVM and confidence score supports value.	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXPLLB	XXXXX	XXXXX	XXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl 2)	Missing documentation to support the assets amount of $XXXXX in the account ending in XXX per final 1003 to cover 6 months reserves requirement.	DTI of XX.X vs XX% per guidelines. Residual income of $XX,XXX monthly vs $X,XXX per guidelines. XX month piti in reserves vs X months required.		5/5/2022. Downgraded. Exception for Cash Out Reserves to be used as reserves fro the loan.	5/5/2022. Resolved Exception for Cash Out Reserves to be used as reserves fro the loan.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	Compliance	Disclosures	Resolved	Resolved	XXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Lender NMLS disclosed on the CD issued on XX/XX/XXXX is missing.		XXX	5/6/2022 Remains. The CD submitted dated 1/XX/2022 is missing the NMLS ID number on page XX. 5/12/2022 Cleared. The documentation submitted resolved the fail.	5/6/2022 Remains. The CD submitted dated 1/XX/2022 is missing the NMLS ID number on page XX. 5/12/2022 Cleared. The documentation submitted resolved the fail.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	Valuation	Doc Issue	Resolved	Resolved	XXXXX	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl R)
Missing recertification of value $XXXX for subject property. The Appraisal is XX days old. Per Guidelines Appraisal cannot be greater than 90 days prior to Note date. Appraisal Report date XX/XX/XXXX, Note dateXX/XX/XXXX.

XX% LTV is below the maximum XX% LTV by X%.
XX.XXX% DTI is X.XXX% below maximum DTI of XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XX months Reserves exceeds the minimum X months required by X months.
Borrower has $X,XXX.XX residual income after all expenses.
Borrower has lived in subject property for XX years.

5/11/2022: Received approved exception for the expiration date of the appraisal to be 120 days instead of 90 days. Date of the appraisal is 9/XX/2021. Ok to use appraisal as long as loan closes within 120 days from 9/XX/2021 which would be on or before 1/XX/2022. Loan closed 1/XX/2022. Compensating factors notes are 75% LTV, credit score 767, over 12 months reserves.

5/11/2022: Received approved exception for the expiration date of the appraisal to be 120 days instead of 90 days. Date of the appraisal is 9/XX/2021. Ok to use appraisal as long as loan closes within 120 days from 9/XX/2021 which would be on or before 1/XX/2022. Loan closed 1/XX/2022. Compensating factors notes are XX% LTV, credit score XXX, over XX months reserves.

XXXXXFFJB	XXXXX	XXXXX	XXXXX	Valuation	VW	Resolved	Resolved	XXXXX	AVM Confidence Score does not meet XXX requiremt	* Value Not Supported: AVM Confidence Score does not meet XXX requirement (Lvl R)			5/X/2022 Post fund AVM returned a confidence score of XX.	5/6/2022 Exception remains. 5/13/2022: Resolved. Received XXX CDA supporting appraised value with no variance.	5/6/2022 Exception remains. 5/13/2022: Resolved. Received XXX CDA supporting appraised value with no variance.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU Risk score of XX documented in the file.			5/13/2022: Resolved. Recieved XXX CDA supporting appraised value with no variance.	5/13/2022: Resolved. Recieved XXX CDA supporting appraised value with no variance.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			5/XX/2022 Post fund AVM returned a value of $XXX,XXX which resulted in a variance of -XX.XXX%.	5/6/2022 Exception remains. 5/13/2022: Resolved. Received XXX CDA supporting appraised value with no variance.	5/6/2022 Exception remains. 5/13/2022: Resolved. Received XXX CDA supporting appraised value with no variance.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU Risk score of XX documented in the file.		5/XX/2022 Post fund Desk Review supports value.	5/13/2022 Exception resolved.	5/13/2022 Exception resolved.
XXXXXIKCW	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	Missing 1-4 Family Rider. Subject is a X units Duplex.			5/11/2022: Resolved. Reviewed Mortgage, Loan Agreement, Guaranty, Cert of Business/Commercial Purpose of loans documents and 1-4 Rider is not required.	5/11/2022: Resolved. Reviewed Mortgage, Loan Agreement, Guaranty, Cert of Business/Commercial Purpose of loans documents and 1-4 Rider is not required.
XXXXXIKCW	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		5/X/2022 Post fund AVM supports value.	5/6/2022 Exception resolved.	5/6/2022 Exception resolved.
XXXXXIKCW	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	Missing Prepayment Rider.			5/11/2022: Resolved. The PPP terms are within the Note (pg XXX).	5/11/2022: Resolved. TheXXX terms are within the Note (pg XXX).
XXXXX4QIX	XXXXX	XXXXX	XXXXX	Compliance	Disclosures	Resolved	Resolved	XXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
non-borrower's attestation
5/2/2022 Remains. The initial CD signed by the borrower does not resolve the RESPA fail. There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.

5/13/22 Remains. The CD 1/XX/2022 signed by the non-borrower was not sufficient to cure the violation because there appears to be a discrepancy on signatures. The signature on the CD does not match the signature on the Mortgage or the last revised CD (2/XX/22). The defect may be resolved by providing an attestation from the non-borrower.

5/24/2022 Resolved. The non-borrower's attestation resolved the RESPA disclosure.

5/2/2022 Remains. The initial CD signed by the borrower does not resolve the RESPA fail. There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.

5/13/22 Remains. The CD 1/XX/2022 signed by the non-borrower was not sufficient to cure the violation because there appears to be a discrepancy on signatures. The signature on the CD does not match the signature on the Mortgage or the last revised CD (2/XX/22). The defect may be resolved by providing an attestation from the non-borrower.

5/24/2022 Resolved. The non-borrower's attestation resolved the RESPA disclosure.

XXXXX4QIX	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (12/XX/21). A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
													See attached COC and LE due to Deed needing to be done on this refinance	5/2/2022 Cleared. The documentation submitted resolved the tolerance violation.	5/2/2022 Cleared. The documentation submitted resolved the tolerance violation.
XXXXXBCXS	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. CU risk score of XX and LCA risk score of XX documented in the file.		5/X/2022 Post fund AVM supports value.	5/6/2022 Exception resolved.	5/6/2022 Exception resolved.
XXXXXJD3I	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within 10% variance.		5/XX/2022 Post fund Desk Review supports value.	5/13/2022 Exception resolved.	5/13/2022 Exception resolved.
XXXXXJD3I	XXXXX	XXXXX	XXXXX	Valuation	VW	Resolved	Resolved	XXXXX	AVM Confidence Score does not meet XXX requiremt	* Value Not Supported: AVM Confidence Score does not meet XXX requirement (Lvl R)			5/XX/2022 Post fund Desk Review supports value.	5/13/2022 Exception resolved.	5/13/2022 Exception resolved.
XXXXX4HBC	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The CD issued on XX/XX/XXXX is inaccurate. The closing date listed XX/XX/XXXX is incorrect. Page 1 does not show a disbursement date.			5/4/2022 Cleared. The documentation submitted resolved the violation.	5/4/2022 Cleared. The documentation submitted resolved the violation.
XXXXX4HBC	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID CD at consummation	* TRID CD at consummation (Lvl R)
The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
													Final CD dated 1/XX/2022	5/4/2022 Cleared. The documentation submitted resolved the violation.	5/4/2022 Cleared. The documentation submitted resolved the violation.
XXXXX4HBC	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Credit report incomplete	* Credit report incomplete (Lvl R)	Missing all pages of Credit Report Supplemental date XX/XX/XXXX. Only page 1 of 20 were provided.			5/10/2022: Remains. Received the credit report dated 11/XX/2021 5/19/2022: Resolved. Received all pages of Credit Report Supplemental date 11/XX/2021	5/10/2022: Remains. Received the credit report dated 11/XX/2021 5/19/2022: Resolved. Received all pages of Credit Report Supplemental date 11/XX/2021
XXXXX4HBC	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Right of Rescission missing or unexecuted	* Right of Rescission missing or unexecuted (Lvl R)	The Right to Cancel Notice is missing from the loan file. Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.			5/5/2022: Resolved. Received the Right to Cancel Notice signed 2/XX/2022	5/5/2022: Resolved. Received the Right to Cancel Notice signed 2/XX/2022
XXXXXLBRY	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	File insufficient to complete Credit Due Dil.	* Loan file does not contain sufficient information to complete Credit Due Diligence (Lvl R)	Missing documentation to support the property located at XXXX not being included in the DTI.
5/5/2022: Remains. Received January mortgage statement and HOA for XXXXX. PITIA of $1905.82
5/10/2022: Remains. Received same documentation as above
5/11/2022: Resolved. Received revised 1003 including payment for departing residence being converted to second home.

5/5/2022: Remains. Received XX mortgage statement and HOA for XXXXX. PITIA of $XXX
5/10/2022: Remains. Received same documentation as above
5/11/2022: Resolved. Received revised 1003 including payment for departing residence being converted to second home.

XXXXXLBRY	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The CD issued on XX/XX/XXXX is inaccurate. The loan calculations table on page X is blank.		1/XX/22 CD was prepared by the closing agent and not sent to the borrower.	5/5/5022 Cleared. The information provided resolved the violation.	5/5/5022 Cleared. The information provided resolved the violation.
XXXXX1ULH	XXXXX	XXXXX	XXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)
Verified assets of $XXXX not sufficient for closing. Assets were provided for an additional account with XXXX #XXX, which belongs to XX only. Borrower has no access to funds as they are not on the account per the 2 months bank statements provided. No evidence of gift letter provided.

5/11/2022: Resolved. Received Joint Access account letter from spouse. In addition, guidelines state Spousal accounts ‐ Accounts held solely in the name of a non‐borrowing spouse may be used for down payment and closing costs only and are subject to the requirements outlined in verification of Assets section. Accounts held solely in the name of a non-borrowing spouse may not be used to meet reserve requirements. Reserves verified from borrower own funds.

5/11/2022: Resolved. Received Joint Access account letter from spouse. In addition, guidelines state Spousal accounts ‐ Accounts held solely in the name of a non‐borrowing spouse may be used for down payment and closing costs only and are subject to the requirements outlined in verification of Assets section. Accounts held solely in the name of a non-borrowing spouse may not be used to meet reserve requirements. Reserves verified from borrower own funds.

XXXXXABHA	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Compliance Report for the subject loan transaction.			5/5/2022: Remains. Received the Compliance Report with Fail for ability to repay/QM 5/10/2022: Resolved. Received the Compliance Report	5/5/2022: Remains. Received the Compliance Report with Fail for ability to repay/QM 5/10/2022: Resolved. Received the Compliance Report
XXXXXABHA	XXXXX	XXXXX	XXXXX	Credit	AUS	Resolved	Resolved	XXXXX	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	The loan file did not contain a copy of an AUS approval or a manual approval.			5/5/2022: Resolved. Received the loan approval for the subject property	5/5/2022: Resolved. Received the loan approval for the subject property
XXXXXTRYR	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Resolved	Resolved	XXXXX	File insufficient to complete Valuation Due Dil.	* Loan file does not contain sufficient information to complete Valuation Due Diligence (Lvl R)
Lender Guidelines, Section 23.2, state that any loan amount over $XXXX will require 2 full appraisals. The lesser of the two is to be used for valuation for the loan file. The loan file contains only one appraisal. A second full appraisal was not located in the loan file.
														5/5/2022: Resolved. Received appraisal dated 1/XX/2022 with a value of $XXXX.	5/5/2022: Resolved. Received appraisal dated 1/XX/2022 with a value of $XXX.
XXXXXTRYR	XXXXX	XXXXX	XXXXX	Credit	Underwriting	Resolved	Resolved	XXXXX	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The Verbal Verification of Employment (p.XX) is dated > 10 days prior to the Note date. A verbal VOE dated within 10 calendar days prior to the Note date was not located in the loan file.			5/5/2022: Remains. Received the VOE dated 2/XX/2022 5/16/2022: Remains. Received the Borrower VOE dated 5/XX/2012 5/23/2022: Resolved. Received the Borrower VOE dated 3/XX/2022	5/5/2022: Remains. Received the VOE dated 2/XX/2022 5/16/2022: Remains. Received the Borrower VOE dated 5/XX/2012 5/23/2022: Resolved. Received the Borrower VOE dated 3/XX/2022
XXXXXQZSM	XXXXX	XXXXX	XXXXX	Credit	AUS	Resolved	Resolved	XXXXX	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	The loan file is missing the Alternative Loan Review Form (Exhibit F) or DU Ineligible finding required at time of submission per the XX prime XXX page X.			5/5/2022: Resolved. Received the Alternative Loan Review Form	5/5/2022: Resolved. Received the Alternative Loan Review Form
XXXXXQZSM	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Credit	* Missing Documentation (Lvl R)
The final 1003 p.XX lists a debt with XXXX #XXXX*** with a balance of $XXXand monthly payment of $XXX. This revolving debt is not on the XX/XX/XXXX credit report p.XXX The lender DTI calculator p.XXX shows this debt was used in the DTI. The loan file is missing documentation to verify the XXXX #XXXX*** debt.
														5/5/2022: Remains. Received LOX stating it was an error without updated 1003 5/10/2022: Resolved. Received updated 1003	5/5/2022: Remains. Received LOX stating it was an error without updated 1003 5/10/2022: Resolved. Received updated 1003
XXXXXQZSM	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
The borrowers are short verified liquid assets for closing. Per the CD p.XX the borrower brought $XXXX to closing and per the asset documents in the file, the borrowers have verified liquid assets totaling $XXXX. $XXXX $XXX= $XXX short in liquid assets. The loan file is missing verification of additional liquid assets or verification that non-liquid assets were liquidated of at least $XXXX In addition, the loan file is missing consecutive 2-months of statements for XXX checking #XXX, XXX saving #XXX, and XXX XXX#XXX. The bank printouts in file p.XX for XXX checking #XXX cover XX/XX/XXXXto XX/XX/XXXX and for XXX saving #XXXX, and XXXX saving #XXXXp.XXXcover XX/XX/XXX to XX/XX/XXXX. There are other statements for these 3 XXXX accounts on p.XX dated XX/XX/XXXX and p.XX dated XX/XX/XXXX. (XXXXX #XXXX XXX saving #XXX, and XXX saving #XXX were used at audit in the verified assets.) The XXXXXX  page X  states: Assets sourced or seasoned for two months unless utilizing assets to document income (6 months). Assets are not being utilized to document income.

5/5/2022: Remains. Received LOX from lender but missing additional bank statements and verification of liquid assets
5/10/2022: Remains. Received bank statement (XXXXX, XXX #XXX, and XXX for XXXXX #XXX and XXXXX #XXX). Missing consecutive 2-months of statements for XXXXX checking #XXX, XXXXX saving #XXX, and XXXXX saving #XXX.
5/16/2022: Remains. Received XXXXX IRA asset statements that were not missing. Missing consecutive 2-months of statements for XXXXX checking #XXX, XXXXX saving #XXX, and XXXXX saving #XXX.
5/18/2022: Resolved. Guidelines state to refer to XXXXX for Stock assets. this allows the use of Stock Assets at 120% more than is what is need to close the loan to be sufficient without verification of liquidation. The borrower has $XXX in XXXXX Acct (XXX) which is more than the $XXXXX required.

5/5/2022: Remains. Received LOX from lender but missing additional bank statements and verification of liquid assets
5/10/2022: Remains. Received bank statement (XX for XXXXX, XXXXX #XXX, and XXX for XXXXX #XXX and XXXXX #XXX). Missing consecutive 2-months of statements for XXXXX checking #XXX, XXXXX saving #XXX, and XXXXX saving #XXX.
5/16/2022: Remains. Received XXXXX IRA asset statements that were not missing. Missing consecutive 2-months of statements for XXXXX checking #XXX, XXXXX saving #XXX, andXXXXX saving #XXX.
5/18/2022: Resolved. Guidelines state to refer to XXXXX for XXX assets. this allows the use of XXX Assets at 120% more than is what is need to close the loan to be sufficient without verification of liquidation. The borrower has $XXX in XXXXX(XXX) which is more than the $XXX required.

XXXXXDYXG	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	File insufficient to complete Credit Due Dil.	* Loan file does not contain sufficient information to complete Credit Due Diligence (Lvl R)	Per the purchase contract on page XXX, the COE was to be on or beforeXX/XX/XXXX The loan closed on XX/XX/XXXX An addendum extending the closing date is not in file.			5/6/2022: Resolved. Contract extension in file to cover until 1/XX/2022 for closing.	5/6/2022: Resolved. Contract extension in file to cover until 1/XX/2022 for closing.
XXXXXDGU2	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Revised Closing Disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ) A Loan Product Change required a revised Closing Disclosure. The Revised CD issued onXX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX. Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
													The disclosure was dated and signed by the borrower on 2/XX/22 - therefore received then - see attached	5/2/2022 Cleared. The documentation submitted resolved the disclosure delivery.	5/2/2022 Cleared. The documentation submitted resolved the disclosure delivery.
XXXXXR1FF	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Compliance Report for the subject loan transaction.			5/10/2022: Remains. Received the compliance summary 5/12/2022: Resolved. Non-QM loan, manual UW. Compliance notes no issues.	5/10/2022: Remains. Received the compliance summary 5/12/2022: Resolved. Non-QM loan, manual UW. Compliance notes no issues.
XXXXXR1FF	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing Appraisal	* Missing Appraisal (Lvl R)
Per XXXX Guidelines v1.13 dated XX/XX/XXXX, for loans between $XXXXX and $XXXX a secondary report is required in the form of a CDA or ARR. The subject loan was $XXXXXX. The required CDA or ARR is missing from the loan file.
														5/10/2022: Resolved. Received XXXXX CDA for $XXX	5/10/2022: Resolved. Received XXXXX CDA for $XXX
XXXXXR1FF	XXXXX	XXXXX	XXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)
Per the XXXXX Guidelines v1.13 dated XX/XX/XXXX, disclosed 6 months PITI reserves were required for the subject loan transaction of $XXXXX The borrowers had verified assets $XXXX from checking accounts, along with $XXXXX  from an investment account, of which $XXXXX  (using XX % of available funds) could be used to verify closing costs and any required reserves. The final XXXX, on page XX of the loan file, disclosed additional assets of “Other” totaling $XXXXX; however, the loan file did not contain any verification documents for these additional assets. After closing costs of $XXXXXX were taken out of the borrowers' verified assets, only $XXXXX were left to verify required reserves. As a result, the borrowers were short, verified assets of $XXXX for required reserves.
														5/10/2022: Resolved. Received additional asset statements for XXXXX accts totaling $XXX and XXXXX IRA with a balance of $XXX	5/10/2022: Resolved. Received additional asset statements for XXXXX accts totaling $XXX and XXXXX IRA with a balance of $XXX
XXXXXR1FF	XXXXX	XXXXX	XXXXX	Credit	AUS	Resolved	Resolved	XXXXX	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	The loan file did not contain a copy of an AUS approval just a manual approval.			5/11/2022: Resolved. Manual UW NonQM loan. AUS not required.	5/11/2022: Resolved. Manual UW NonQM loan. AUS not required.
XXXXXR1FF	XXXXX	XXXXX	XXXXX	Credit	Underwriting	Resolved	Resolved	XXXXX	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)
Per the XXXX Guidelines v1.13 dated XX/XX/XXXX, disclosed a VVOE 10 calendar days prior to the subject note date is required. The loan file was missing the required VVOE 10 calendar days prior to the subject note date.
														5/16/2022: Remains. Received both VOEs but dated 5/XX/2012 5/19/2022: Resolved. Received both VOEs but dated 3/XX/2022	5/16/2022: Remains. Received both VOEs but dated 5/XX/2012 5/19/2022: Resolved. Received both VOEs but dated 3/XX/2022
XXXXXWBVM	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Guidelines	* Missing Documentation (Lvl R)	The subject loan is a purchase of a primary home, and the loan file is missing the Purchase Agreement for the subject.			5/6/2022: Resolved. Received purchase contract	5/6/2022: Resolved. Received purchase contract
XXXXXWBVM	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Credit	* Missing Documentation (Lvl R)	The loan file is missing the Borrower ATR (Ability-to-Repay) Certification required per the XXXXX Guidelines p.XX			5/27/2022: Resolved. Received the borrowers ATR	5/27/2022: Resolved. Received the borrowers ATR
XXXXXWBVM	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
Per the Final Loan Commitment - Loan program is 12 Months bank statements. Missing XX current 12-month bank statements. The final 1003 p.XX reflects the borrower owns XXXX and the loan file contains 3 months of XXXX business checking #XXXX bank statements on p.XXX XX/XX/XXXX, pXX XX/XX/XXXX, p.XX XX/XX/XXXX. The subject closed on XX/XX/XXXX even if program was X months bank statements those statements are more than Xdays old. XXXXX Guidelines p.X states: Statements used for income must be consecutive and reflect the most recent months available.

5/27/2022: Remains. Received 12/2021 XXXXX bank statement #XXX for XXXXX. Missing all current 12-month bank statements
6/14/2022: Resolved. received 12 months bank statements supporting income used at origination.

5/27/2022: Remains. Received 12/2021 XXX bank statement #XXX for XXXXX. Missing all current 12-month bank statements
6/14/2022: Resolved. received 12 months bank statements supporting income used at origination.

XXXXXWBVM	XXXXX	XXXXX	XXXXX	Credit	Insurance	Resolved	Resolved	XXXXX	HOI	* Hazard Insurance (Lvl R)
The loan file is missing the HOI policy Declaration page. The file contains only the HOI binder p.205. The XXX Guidelines p.XX states XX requires hazard insurance protection on all loans. A declaration page is required prior to closing for all loans as proof of insurance.
														5/6/2022: Resolved. HOI policy received.	5/6/2022: Resolved. HOI policy received.
XXXXXWBVM	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	There is no evidence of title work in the loan file.			5/6/2022: Resolved. Received purchase contract	5/6/2022: Resolved. Received purchase contract
XXXXXNVLP	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with 10% variance.		05-XX-2022 Post Close AVM supports value and confidence score	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXNVLP	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Resolved	Resolved	XXXXX	File insufficient to complete Valuation Due Dil.	* Loan file does not contain sufficient information to complete Valuation Due Diligence (Lvl R)	XXX UCDP in file and show successful risk value with a XX being assigned to the property. Missing Third Party Valuation Product to support the appraisal value with 10% variance.			5/11/2022: Resolved. Appraisal was resolved on 5/XX/2022	5/11/2022: Resolved. Appraisal was resolved on 5/XX/2022
XXXXXCC4B	XXXXX	XXXXX	XXXXX	Valuation	VW	Resolved	Resolved	XXXXX	AVM Confidence Score does not meet XXX requiremt	* Value Not Supported: AVM Confidence Score does not meet XXX requirement (Lvl R)	Confidence score of XX does not meet XXX requirement of XX or greater. Additional third party valuation product required.
XXXXXCC4B	XXXXX	XXXXX	XXXXX	Valuation	VW	Resolved	Resolved	XXXXX	AVM Confidence Score does not meet XXX requiremt	* Value Not Supported: AVM Confidence Score does not meet XXX requirement (Lvl R)	Confidence score of XX does not meet XXX requirement of XX or greater. Additional third party valuation product required.		5/XX/2022: Desk review provided	5/13/2022: Resolved, Desk review supporting the value provided	5/13/2022: Resolved, Desk review supporting the value provided
XXXXXCC4B	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within 10% variance.		05-XX-2022 Post Close AVM returned a value of $XXX resulting in a variance of -XX.XXX% with a confidence score of XX. Secondary valuation required.	05-04-2022 Remains. 5.13.2022: Remains. XXXXX did not obtain, please order	05-04-2022 Remains. 5.13.2022: Remains. XXXXX did not obtain, please order
XXXXXCC4B	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within 10% variance.		05-XX-2022 Post Close AVM returned a value of $XXX resulting in a variance of -XX.XXX% with a confidence score of XX. Secondary valuation required.	05-04-2022 Remains. 5.13.2022: Remains. XXXXX did not obtain, please order	05-04-2022 Remains. 5.13.2022: Remains. XXXXX did not obtain, please order
XXXXXWDQC	XXXXX	XXXXX	XXXXX	Credit	Other Disclosures	Active	2: Acceptable with Warnings	XXXXX	Homeownership Counseling List	* Homeownership Counseling List (Lvl 2)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application,XX/XX/XXXX

XXXXXWDQC	XXXXX	XXXXX	XXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXXX	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX

XXXXXWDQC	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Active	2: Acceptable with Warnings	XXXXX	TRID - SPL missing	* TRID - SPL missing (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XXXXXWXHL5	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with 10% variance.		05-XX-2022 Post Close AVM supports value and cofidence score	05-05-2022 Resolved	05-05-2022 Resolved
XXXXXWZ1O1	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
													LE's dated 1/XX/22 and 1/XX/22 with coc's	5/6/2022 Cleared. The documentation submitted resolved the missing documents.	5/6/2022 Cleared. The documentation submitted resolved the missing documents.
XXXXXZ1O1	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Active	2: Acceptable with Warnings	XXXXX	TRID - SPL missing	* TRID - SPL missing (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XXXXXZ1O1	XXXXX	XXXXX	XXXXX	Credit	Other Disclosures	Active	2: Acceptable with Warnings	XXXXX	Homeownership Counseling List	* Homeownership Counseling List (Lvl 2)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.

XXXXXGSTO	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with 10% variance.		05-XX-2022 Pot close AVM supports value and confidence score	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	File insufficient to complete Credit Due Dil.	* Loan file does not contain sufficient information to complete Credit Due Diligence (Lvl R)	Missing asset and income documents.			5/6/2022: Resolved asset and income documents received.	5/6/2022: Resolved asset and income documents received.
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Borrower is a XXXX and was qualified using the : 24 Mos. P&L . CPA Prepared program. The CPA letter was provided, however, the 24 months of audited P&Ls are not in file.			5/6/2022: Resolved P & L's from CPA were received.	5/6/2022: Resolved P & L's from CPA were received.
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Guidelines	* Missing Documentation (Lvl R)	The lease agreement for the XXXX property is not in file.			5/6/2022: Resolved. A copy of the lease was received.	5/6/2022: Resolved. A copy of the lease was received.
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Resolved	Resolved	XXXXX	File insufficient to complete Valuation Due Dil.	* Loan file does not contain sufficient information to complete Valuation Due Diligence (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with 10% variance.			05-04-2022 Resolved	05-04-2022 Resolved
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Unable to verify the monthly payment for the hazard insurance on the XXXX property.			5/6/2022: Resolved. Received HOI policy for XXX address.	5/6/2022: Resolved. Received HOI policy for XXXXX address.
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)
Pg XXX Email stating a gift letter (a dollar amount is not mentioned) was sent to the lender, however there is not a gift letter in file. Audit is only able to verify $XXXX The down payment is $XXXX. The borrower was required to bring $XXXX to closing.
														5/6/2022: Resolved. A Gift letter from XXX received verifying gift of $53,000 fund were wired at closing.	5/6/2022: Resolved. A Gift letter fromXXX received verifying gift of $XX,XXX fund were wired at closing.
XXXXXGSTO	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
Page XXX Email stating a gift letter (a dollar amount is not mentioned) was sent to the lender, however there is not a gift letter in file. Audit is only able to verify $XXXX. The down payment is $XXXX The borrower was required to bring $XXXXX to closing.
														5/6/2022: Resolved. A Gift letter from XXX received verifying gift of $53,000 fund were wired at closing.	5/6/2022: Resolved. A Gift letter from XXX received verifying gift of $53,000 fund were wired at closing.
XXXXXKQCJ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID- SPL late	* TRID- SPL late (Lvl R)
The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
													Withdrawal letter from consumer 12/XX/21	6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.	6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.
XXXXXKQCJ	XXXXX	XXXXX	XXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
The Home Loan Toolkit dated XX/XX/XXXX was not disclosed within 3 days of the application date. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX
													Withdrawal letter signed 12/XX/21 by consumer	6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.	6/16/2022 Resolved. The withdrawal letter signed 12XX/21 by the consumer resolved the violation.
XXXXXKQCJ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
Initial LE dated 11/XX/2021
5/4/2022 Remains. An application is the submission of the consumers' financial information (name, income, social security, address, value, and loan amount). The LE must be provided within 3 business days. For an online application, once the consumer fills out the required information and submits the application, the obligation to provide the Loan Estimate is triggered. The file contains a full application dated 11/XX/2021. If the application was not accepted (denied/withdrawn), evidence is required. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 1/XX/2022 was not disclosed within 3 days of the application date, 11/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

5/23/2022 Resolved. The LE dated 11/XX/2021 resolved the initial LE timing fail.

5/4/2022 Remains. An application is the submission of the consumers' financial information (name, income, social security, address, value, and loan amount). The LE must be provided within 3 business days. For an online application, once the consumer fills out the required information and submits the application, the obligation to provide the Loan Estimate is triggered. The file contains a full application dated 11/XX/2021. If the application was not accepted (denied/withdrawn), evidence is required. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 1/XX/2022 was not disclosed within 3 days of the application date, 11/XX/2021. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

5/23/2022 Resolved. The LE dated 11/XX/2021 resolved the initial LE timing fail.

XXXXXKQCJ	XXXXX	XXXXX	XXXXX	Credit	Other Disclosures	Resolved	Resolved	XXXXX	Doc Issue	* Home Ownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) datedXX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.
													Withdrawl letter from consumer 12/XX/21	6/16/2022 Resolved. The withdrawal letter signed 12XX/21 by the consumer resolved the violation.	6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.
XXXXXKQCJ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i) and the loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.
withdrawal letter signed 12/XX/21 by the consumer
5/4/2022 Remains. An application is the submission of the consumers' financial information (name, income, social security, address, value, and loan amount). The LE must be provided within 3 business days. For an online application, once the consumer fills out the required information and submits the application, the obligation to provide the Loan Estimate is triggered. The file contains a full application dated 11/XX/2021. If the application was not accepted (denied/withdrawn), evidence is required. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i) and the loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

5/23/2022 Remains. Upon receipt of the initial LE and now the baseline is reset, the loan is failing the charges that cannot increase test (12 CFR §1026.19(e)(3)(i) and the charges that cannot increase more than 10% test(12 CFR §1026.19(e)(3)(ii). The addition of the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Mortgage Broker Fee, Underwriting Fee and MERS Fee. A cost to cure in the amount of $9,440.00 is required. Because the SPL was late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $1,611.90 is required. The total cost to cure is $11,051.90 minus $242.00 given an consummation leaves a cost to cure in the amount of $10,809.90. The defects may be resolved by, reimbursing the consumer, providing a valid reason for the addition of fees and providing the missing document. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.

5/4/2022 Remains. An application is the submission of the consumers' financial information (name, income, social security, address, value, and loan amount). The LE must be provided within 3 business days. For an online application, once the consumer fills out the required information and submits the application, the obligation to provide the Loan Estimate is triggered. The file contains a full application dated XX/XX/XXXX. If the application was not accepted (denied/withdrawn), evidence is required. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i) and the loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

5/23/2022 Remains. Upon receipt of the initial LE and now the baseline is reset, the loan is failing the charges that cannot increase test (12 CFR §1026.19(e)(3)(i) and the charges that cannot increase more than 10% test(12 CFR §1026.19(e)(3)(ii). The addition of the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Mortgage Broker Fee, Underwriting Fee and MERS Fee. A cost to cure in the amount of $X,XXX.XX is required. Because the SPL was late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $X,XXX.XX is required. The total cost to cure is $XX,XXX.XX minus $XXX.XX given an consummation leaves a cost to cure in the amount of $XX,XXX.XX. The defects may be resolved by, reimbursing the consumer, providing a valid reason for the addition of fees and providing the missing document. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

6/16/2022 Resolved. The withdrawal letter signed 12/XX/21 by the consumer resolved the violation.

XXXXXKWFQ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX were not accepted because a valid change of circumstance was not provided: Lock In Fee and Loan Origination Fee. A cost to cure in the amount of $XXXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
														5/10/22 Cleared.	5/10/22 Cleared.
XXXXXKWFQ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XXXX %, which is an increase from the previous CD issued on XX/XX/XXXX  with APR of XX %. The APR difference is XX~~%~~ which is above the allowable tolerance (0.XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX
														5/10/22 Cleared.	5/10/22 Cleared.
XXXXXNDLG	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a 3rd party valuation to support the Appraisal within 10%.		05-XX-2022 Post Close AVM and confidence score support value.	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXX3AIJ	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.		05-XX-2022 Post Close AVM supports value and confidence score.	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXX3AIJ	XXXXX	XXXXX	XXXXX	Compliance	Compliance	Resolved	Resolved	XXXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $XXXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
													Please see attached COC and CD from 3/XX/22	5/2/2022 Cleared. The documentation submitted resolved the tolerance violation.	5/2/2022 Cleared. The documentation submitted resolved the tolerance violation.
XXXXXZTQR	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a 3rd party valuation to support the Appraisal within 10%.		05-XX-2022 Post Close AVM supports value and confidence Score.	05-04-2022 Resolved	05-04-2022 Resolved
XXXXX42AH	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a 3rd party valuation to support the Appraisal within 10%.		05-XX-2022 Post Close AVM supports value and confidence score.	05-04-2022 Resolved	05-04-2022 Resolved
XXXXXBHES	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing evidence of Title			5.11.2022: Resolved. The lender provided title with the correct loan amount.	5.11.2022: Resolved. The lender provided title with the correct loan amount.
XXXXXITOB	XXXXX	XXXXX	XXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)
Section 6 on Page 12 of the guidelines "XXX Borrower Types" states a fist time home buyer must have a satisfactory housing history, minimum score of XXX, and 6 months reserves. Borrower has no housing history. Page XX of the file shows borrower is living rent free with parents since XX/XX/XXXX Borrower does not meet requirements for first time home buyer.

XX% LTV is below the maximum XX% LTV by X%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXXXXX.XX reserves exceed the minimum required of $XXXXX.XX exceeds the minimum by XX.XX months over the required minimum.
														5.11.2022: Exception waiver applied EV 2/B	5.11.2022: Exception waiver applied EV 2/B
XXXXXBEBC	XXXXX	XXXXX	XXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)
The credit report provided (pXX) shows a mortgage that was in forbearance. Forbearance ended XX/XX/XXXX Item 10.6 on page 20 of the guidelines state a forbearance disqualifies borrowers from financing for a period of 24 months. The note date is XX/XX/XXXX The borrower is X months shy of the XX month waiting period for seasoning on their forbearance.

XxXXmortgage history for XXmonths.
XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of X.XX exceeds the minimum requirement of X.X by .XX points.
$XXXXX.XX reserves exceed the minimum required of $XXXXX.XX exceeds the minimum by XX.XX months over the required minimum.

XXXXXLM0BI	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing a 3rd party valuation to support the Appraisal within 10%.		05-XX-2022 Post Close AVM supports value and cofidence score.	05-05-2022 Resolved	05-05-2022 Resolved
XXXXXRJX2	XXXXX	XXXXX	XXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Loan amount is $XXXX Title insurance amount is $XXXX TItle insurance coverage is less than the loan amount.			5.11.2022: Resolved. Title with the correct loan amount was provided.	5.11.2022: Resolved. Title with the correct loan amount was provided.
XXXXXRJX2	XXXXX	XXXXX	XXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal within 10% variance.		5/X/2022 Post fund AVM supports value - confidence score is 91.	5/6/2022 Exception resolved.	5/6/2022 Exception resolved.
XXXXXEQWO	XXXXX	XXXXX		Compliance	Compliance	Resolved	Resolved	XXXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
													LOE, refund check, PCCD and mailing label	5/12/2022 Cleared. The documentation submitted resolved the fail.	5/12/2022 Cleared. The documentation submitted resolved the fail.
XXXXXEQWO	XXXXX	XXXXX		Compliance	Compliance	Active	2: Acceptable with Warnings	XXXXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XX calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XX calendar days after consummation. No rebuttal response required. Cure accepted XX days from discovery.

XXXXXMQ31	XXXXX	XXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	The guidelines require a minimum DSCR of XX%. The subject loan closed with a DSCR of .XX% ($XXXX market rent / $XXXX total PITIA) The file included an approved exception.
XX% LTV is below the maximum XX% LTV by X%
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XxXX mortgage history for XX months.
Borrower has owned subject investment property X years.

XXXXXP4SY	XXXXX	XXXXX		Compliance	Compliance	Resolved	Resolved	XXXXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
													Initial CD dated 11/XX/2021, econsent, COC	5/12/2022 Cleared. The documentation submitted resolved the fail.	5/12/2022 Cleared. The documentation submitted resolved the fail.
XXXXXP4SY	XXXXX	XXXXX		Compliance	Compliance	Resolved	Resolved	XXXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
													Initial CD dated 11/XX/2021	5/12/2022 Cleared. The documentation submitted resolved the fail.	5/12/2022 Cleared. The documentation submitted resolved the fail.